Stockholders’ Equity/(Deficit) - Part 7 (Details) - USD ($)			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 24, 2025	Nov. 25, 2024	Aug. 14, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Aug. 11, 2025	May 24, 2025	May 01, 2025	Apr. 17, 2025	Feb. 28, 2025	Jan. 31, 2025	Nov. 21, 2024	Sep. 30, 2024	Jul. 31, 2024	Jul. 27, 2024	Dec. 31, 2023
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Description of purchase common stock							884,159 and 0 Whiskey Note Shareholder Warrants to purchase common stock at $4.00 per share (of which 0 and 0 were to a related party)
Warrants issued				796,176	2,304,327		2,304,327		796,176			116,263
Deferred payroll expense (in Dollars)							$ 79,275		$ 848,908
Payment of deferred payroll expense (in Dollars)				$ 457,730					457,730
Deferred payroll expense included in accrued liabilities (in Dollars)				391,179	$ 470,454		470,454		391,179
Deferred compensation equity (in Dollars)				$ 1,894,615	$ 1,894,615		$ 1,894,615		$ 1,894,615
Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Number of warrants issued					1,617,351	183,000	1,803,720	91,500
Class of warrant exercise price (in Dollars per share)																	$ 6
Warrants issued				796,176					796,176											116,928
Whiskey Note [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Number of warrants issued					884,159			0
Class of warrant exercise price (in Dollars per share)					$ 4		$ 4
Equity-classified Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Warrants issued				413,971					413,971
$ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)				$ 6					$ 6								6
Warrants issued				83,333					83,333
$5.00 Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 5		$ 5					$ 5								5			$ 4
Warrants issued				197,013					197,013
2024 Series - Convertible Whiskey Special Ops 2024 Notes Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Warrants issued		197,013		0					0
Warrants Reclassifed on IPO [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 4
Warrant outstanding		246,267
RSU [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Deferred compensation equity (in Dollars)					$ 473,652		$ 473,652
Related Party [Member] | $5.00 Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 4															5
Warrants issued				60,563					60,563
Related Party [Member] | Warrants Reclassifed on IPO [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Warrant outstanding		75,705
Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Warrants issued												75,702
Weighted average remaining contractual term							3 years 10 months 28 days
Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)				$ 5					$ 5
Related Party [Member] | Commitment Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Number of warrants issued							67,162	0
Related Party [Member] | $ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)																	$ 6	$ 6
Warrant outstanding																	321,026
Related Party [Member] | $5.00 Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 4																		$ 5
Warrants issued		60,563																		60,563
Warrant outstanding		75,705
Related Party [Member] | Warrants Reclassifed on IPO [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Warrant outstanding																				75,705
Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)										$ 0.01			$ 0.001
Warrants issued													327,868
Payment of deferred payroll expense (in Dollars)			$ 236,907
Deferred payroll expense included in accrued liabilities (in Dollars)			$ 233,547
Subsequent Event [Member] | Commitment Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)														$ 67
Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Number of warrants issued					733,192	0	852,399	0
Class of warrant exercise price (in Dollars per share)					$ 0.01		$ 0.01
Series B Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Number of warrants issued					49,019	0	102,437	0
Series B Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Warrants issued													119,207
ELOC Purchase Agreement [Member] | Commitment Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)					$ 0.001		$ 0.001
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Stock price (in Dollars per share)															$ 1.11
Over-Allotment Option [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Underwriter fee as percentage of offering proceeds		5.00%
Over-Allotment Option [Member] | Underwriter Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)	$ 4	$ 4									$ 4					$ 4
Warrants issued	97,034	84,377														84,377
Underwriter fee as percentage of offering proceeds	15.00%	15.00%
Over-Allotment Option [Member] | Subsequent Event [Member] | Underwriter Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)	$ 4
Warrants issued	97,034
Underwriter fee as percentage of offering proceeds	15.00%
IPO [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Stock price (in Dollars per share)		$ 4		$ 4					$ 4								$ 5
IPO [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Warrant outstanding		246,267
IPO [Member] | $ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)																	$ 6
IPO [Member] | Underwriter Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 4
Warrants issued		97,034																	84,377
IPO [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 7 (Details) [Line Items]
Warrants issued				60,563					60,563